Loans and Allowance for Credit Losses (Tables)	6 Months Ended
Sep. 30, 2021
Receivables [Abstract]
Loans by Domicile and Industry of Borrower Segment Classification
Loans at March 31, 2021 and September 30, 2021 by domicile and industry of the borrower are summarized below. Classification of loans by industry is based on the industry segment loan classifications as defined by the Bank of Japan.

	March 31, 2021	September 30, 2021
	(in millions)
Domestic:
Manufacturing	¥13,133,360	¥12,529,819
Construction	763,958	692,467
Real estate	11,997,301	12,014,585
Services	2,908,975	2,735,763
Wholesale and retail	7,766,070	7,729,051
Banks and other financial institutions(1)	6,443,296	5,904,659
Communication and information services	1,407,738	1,336,456
Other industries	8,838,718	8,681,345
Consumer	15,066,986	14,826,762
Total domestic	68,326,402	66,450,907
Foreign:
Governments and official institutions	655,367	640,035
Banks and other financial institutions(1)	10,649,029	11,703,363
Commercial and industrial	29,574,176	27,672,268
Other	6,822,771	6,617,255
Total foreign	47,701,343	46,632,921
Unearned income, unamortized premiums—net and deferred loan fees—net	(308,882)	(301,543)
Less: Loans in transferred business of MUFG Union Bank(3)	—	(6,431,831)
Total(2)	¥115,718,863	¥106,350,454

Notes:
(1)Loans to so-called “non-bank finance companies” are generally included in the “Banks and other financial institutions” category. Non-bank finance companies are primarily engaged in consumer lending, factoring and credit card businesses.

(2)The above table includes loans held for sale of ¥353,095 million at March 31, 2021 and ¥325,921 million at September 30, 2021, respectively.

(3) Represents loans in transferred business of MUFG Union Bank, which is included in Other assets in the accompanying condensed consolidated balance sheets at September 30, 2021. See Note 2 for more information.

Nonaccrual Loans by Class	The information on nonaccrual loans by class at March 31, 2021 and September 30, 2021 are shown below:

	Recorded Loan Balance
March 31, 2021:	Nonaccrual Loans(1)	Nonaccrual Loans Not Requiring an Allowance for Credit Losses(2)
	(in millions)
Commercial
Domestic	¥565,671	¥111,141
Foreign	258,391	96,833
Residential	67,968	4,720
Card	60,200	—
MUAH	73,706	30,242
Krungsri	161,338	3,042
Other	26,567	29
Total	¥1,213,841	¥246,007

	Recorded Loan Balance
September 30, 2021:	Nonaccrual Loans(1)	Nonaccrual Loans Not Requiring an Allowance for Credit Losses(2)
	(in millions)
Commercial
Domestic	¥541,779	¥110,425
Foreign	246,097	88,415
Residential	61,314	5,144
Card	61,723	—
MUAH	75,344	30,864
Krungsri	157,215	1,861
Other	28,018	—
Total	¥1,171,490	¥236,709

Notes:
(1)Nonaccrual loans in the above table do not include loans held for sale of ¥8,562 million and ¥14,832 million at March 31, 2021 and September 30, 2021, respectively. These loans include loans in transferred business of MUFG Union Bank of ¥55,035 million at September 30, 2021. See Note 2 for more information.

(2)These loans do not require an allowance for credit losses because the recorded loan balance equals, or does not exceed, the present value of expected future cash flows discounted at the loans’ original effective interest rate, or the fair value of the collateral if the loan is a collateral-dependent loan. Loans held for sale of ¥8,562 million and ¥14,832 million at March 31, 2021 and September 30, 2021, respectively, are not included in nonaccrual loans not requiring an allowance for credit losses. These loans include loans in transferred business of MUFG Union Bank of ¥30,864 million at September 30, 2021. See Note 2 for more information.

The following table shows information regarding recognized interest income on nonaccrual loans for the six months ended September 30, 2020 and 2021:

	September 30, 2020	September 30, 2021
	(in millions)
Commercial
Domestic	¥2,229	¥2,004
Foreign	2,061	2,301
Residential	488	422
Card	20	13
MUAH	483	377
Krungsri	3,498	2,950
Other	3,153	1,922
Total	¥11,932	¥9,989

TDRs by Class
The following table summarizes the MUFG Group’s TDRs by class for the six months ended September 30, 2020 and 2021:

Six months ended September 30, 2020:	Troubled Debt Restructurings		Troubled Debt Restructurings that Subsequently Defaulted
	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment	Recorded Investment
	(in millions)
Commercial(1)(3)
Domestic	¥43,717	¥43,717	¥9,280
Foreign	10,292	10,292	3,940
Residential(1)(3)	27,985	27,985	41
Card(2)(3)	10,694	10,185	1,556
MUAH(2)(3)	13,958	13,920	3,113
Krungsri(2)(3)	9,130	9,130	1,875
Other(2)(3)	7,121	7,109	180
Total	¥122,897	¥122,338	¥19,985

Six months ended September 30, 2021:	Troubled Debt Restructurings		Troubled Debt Restructurings that Subsequently Defaulted
	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment	Recorded Investment
	(in millions)
Commercial(1)(3)
Domestic	¥94,584	¥93,578	¥7,048
Foreign	529	529	8,447
Residential(1)(3)	13,707	13,707	117
Card(2)(3)	11,485	10,877	1,269
MUAH(2)(3)(4)	14,233	14,243	258
Krungsri(2)(3)	8,135	8,135	2,104
Other(2)	5,104	5,104	1,641
Total	¥147,777	¥146,173	¥20,884

Notes:	(1)TDRs for the Commercial and Residential segments include accruing loans, and do not include nonaccrual loans.
(2)TDRs for the Card, MUFG Americas Holdings, Krungsri and Other segments include accrual and nonaccrual loans.

(3)For the six months ended September 30, 2020, extension of the stated maturity date of loans was the primary concession type in the Commercial, Residential and Krungsri segments, reduction in the stated rate was the primary concession type in the Card and Other segments and forbearance was the primary concession type in the MUFG Americas Holdings segment. For the six months ended September 30, 2021, extension of the stated maturity date of loans was the primary concession type in the Commercial, Residential and Krungsri segments, reduction in the stated rate was the primary concession type in the Card segment and forbearance was the primary concession type in the MUFG Americas Holdings segment.

(4) The above table includes the loans in transferred business of MUFG Union Bank at September 30, 2021. See Note 2 for more information.

Credit Quality Indicators of Loans by Class
Credit quality indicators of loans and fiscal year of origination by class at March 31, 2021 and September 30, 2021 are shown below:

	Term Loans Amortized Cost Basis by Origination Year						Revolving Loans Amortized Cost Basis	Revolving Loans Converted to Term Loans Amortized Cost Basis	Total(1)
At March 31, 2021:	2020	2019	2018	2017	2016	Prior
	(in millions)
Commercial:	¥29,805,641	¥10,256,709	¥9,410,172	¥5,360,221	¥4,736,515	¥6,945,092	¥19,401,336	¥9,776	¥85,925,462
Domestic	22,402,694	6,392,946	6,126,746	3,840,964	3,649,145	5,286,408	6,934,308	—	54,633,211
Normal	21,936,776	6,058,126	5,915,318	3,666,734	3,551,332	4,847,597	6,604,586	—	52,580,469
Close Watch	431,223	319,073	195,630	162,176	74,698	317,622	306,236	—	1,806,658
Likely to become Bankrupt or Legally/Virtually Bankrupt	34,695	15,747	15,798	12,054	23,115	121,189	23,486	—	246,084
Foreign	7,402,947	3,863,763	3,283,426	1,519,257	1,087,370	1,658,684	12,467,028	9,776	31,292,251
Normal	7,158,793	3,704,240	3,155,261	1,423,064	1,032,052	1,534,943	12,231,018	9,776	30,249,147
Close Watch	200,305	118,027	91,867	60,422	51,433	69,436	197,405	—	788,895
Likely to become Bankrupt or Legally/Virtually Bankrupt	43,849	41,496	36,298	35,771	3,885	54,305	38,605	—	254,209
Residential	¥623,328	¥847,314	¥822,883	¥892,166	¥1,304,110	¥8,660,022	¥32,984	¥8	¥13,182,815
Accrual	623,035	846,787	822,411	891,407	1,302,427	8,599,621	30,897	—	13,116,585
Nonaccrual	293	527	472	759	1,683	60,401	2,087	8	66,230
Card	¥14	¥96	¥171	¥304	¥110	¥513	¥417,804	¥60,284	¥479,296
Accrual	1	10	13	19	7	79	404,301	14,666	419,096
Nonaccrual	13	86	158	285	103	434	13,503	45,618	60,200
MUAH	¥1,406,996	¥1,366,930	¥915,570	¥861,742	¥770,568	¥1,291,561	¥1,882,377	¥—	¥8,495,744
Credit Quality Based on the Number of Delinquencies
Accrual	472,892	608,580	324,369	552,380	516,051	656,087	130,514	—	¥3,260,873
Nonaccrual	—	725	518	1,139	1,035	14,801	828	—	19,046
Credit Quality Based on Internal Credit Ratings
Pass	920,959	707,841	486,354	287,316	236,715	542,634	1,625,799	—	4,807,618
Special Mention	4,865	31,361	49,784	14,904	9,522	30,015	76,487	—	216,938
Classified	8,280	18,423	54,545	6,003	7,245	48,024	48,749	—	191,269
Krungsri	¥1,316,031	¥1,197,815	¥958,241	¥506,919	¥285,427	¥402,752	¥1,922,946	¥14,514	¥6,604,645
Performing	1,251,246	1,086,710	855,915	434,818	241,811	314,114	1,754,840	—	5,939,454
Under-Performing	52,821	85,408	74,848	57,314	31,886	57,129	144,447	—	503,853
Non-Performing	11,964	25,697	27,478	14,787	11,730	31,509	23,659	14,514	161,338
Other	¥338,342	¥164,650	¥84,115	¥37,394	¥11,030	¥8,538	¥342,619	¥—	¥986,688
Accrual	335,830	159,363	79,608	35,366	10,556	8,201	331,197	—	960,121
Nonaccrual	2,512	5,287	4,507	2,028	474	337	11,422	—	26,567

	Term Loans Amortized Cost Basis by Origination Year						Revolving Loans Amortized Cost Basis	Revolving Loans Converted to Term Loans Amortized Cost Basis	Total(1)
At September 30, 2021:	2021	2020	2019	2018	2017	Prior
	(in millions)
Commercial:	¥18,453,877	¥14,031,765	¥8,729,077	¥7,934,655	¥4,617,515	¥10,141,926	¥19,085,841	¥3,618	¥82,998,274
Domestic	13,682,280	9,706,901	5,701,452	5,531,710	3,431,971	8,069,620	6,836,453	—	52,960,387
Normal	13,476,976	9,379,217	5,374,910	5,347,194	3,288,990	7,592,772	6,511,649	—	50,971,708
Close Watch	187,910	303,221	311,227	172,855	128,990	348,587	302,139	—	1,754,929
Likely to become Bankrupt or Legally/Virtually Bankrupt	17,394	24,463	15,315	11,661	13,991	128,261	22,665	—	233,750
Foreign	4,771,597	4,324,864	3,027,625	2,402,945	1,185,544	2,072,306	12,249,388	3,618	30,037,887
Normal	4,629,791	4,176,598	2,943,456	2,301,257	1,102,141	1,948,945	12,074,150	3,618	29,179,956
Close Watch	109,375	104,006	68,176	72,739	48,437	72,635	140,307	—	615,675
Likely to become Bankrupt or Legally/Virtually Bankrupt	32,431	44,260	15,993	28,949	34,966	50,726	34,931	—	242,256
Residential	¥341,196	¥607,300	¥825,437	¥798,135	¥862,156	¥9,504,401	¥30,350	¥8	¥12,968,983
Accrual	341,125	607,036	824,939	797,610	861,322	9,448,841	28,306	—	12,909,179
Nonaccrual	71	264	498	525	834	55,560	2,044	8	59,804
Card	¥1	¥75	¥149	¥188	¥299	¥520	¥404,682	¥62,406	¥468,320
Accrual	—	4	10	11	16	55	391,619	14,882	406,597
Nonaccrual	1	71	139	177	283	465	13,063	47,524	61,723
MUAH	¥957,613	¥1,218,450	¥1,192,906	¥795,520	¥715,342	¥1,761,857	¥2,060,216	¥—	¥8,701,904
Credit Quality Based on the Number of Delinquencies
Accrual	521,772	439,777	437,123	225,583	410,915	942,916	120,864	—	3,098,950
Nonaccrual	—	—	332	332	995	14,265	663	—	16,587
Credit Quality Based on Internal Credit Ratings
Pass	428,211	758,437	707,238	483,020	286,292	736,337	1,853,100	—	5,252,635
Special Mention	442	5,087	31,847	25,655	14,597	13,491	58,829	—	149,948
Classified	7,188	15,149	16,366	60,930	2,543	54,848	26,760	—	183,784
Krungsri	¥640,591	¥1,115,181	¥1,041,784	¥834,107	¥398,161	¥572,795	¥1,950,932	¥15,320	¥6,568,871
Performing	616,680	1,034,730	918,713	724,790	328,519	443,815	1,780,963	—	5,848,210
Under-Performing	20,246	64,569	97,874	84,307	56,641	90,904	148,905	—	563,446
Non-Performing	3,665	15,882	25,197	25,010	13,001	38,076	21,064	15,320	157,215
Other	¥248,301	¥191,687	¥121,279	¥58,672	¥28,283	¥19,768	¥329,934	¥—	¥997,924
Accrual	248,155	181,373	118,153	56,396	27,053	18,866	319,911	—	969,907
Nonaccrual	146	10,314	3,126	2,276	1,230	902	10,023	—	28,017

Note:
(1)Total loans in the above table do not include loans held for sale, and represent balances without adjustments in relation to unearned income, unamortized premiums and deferred loan fees. These loans include loans in transferred business of MUFG Union Bank of ¥6,378,200 million at September 30, 2021. See Note 2 for more information.

Ages of Past Due Loans by Class
Ages of past due loans by class at March 31, 2021 and September 30, 2021 are shown below:

At March 31, 2021:	1-3 months Past Due	Greater Than 3 months	Total Past Due	Current	Total Loans(1)	90 Days and Accruing
	(in millions)
Commercial
Domestic	¥4,763	¥22,996	¥27,759	¥54,605,452	¥54,633,211	¥4,673
Foreign	7,302	22,473	29,775	31,262,476	31,292,251	91
Residential	39,577	28,375	67,952	13,114,863	13,182,815	11,150
Card	2,127	26,786	28,913	450,383	479,296	—
MUAH	42,082	29,337	71,419	8,424,325	8,495,744	4,626
Krungsri	131,573	127,533	259,106	6,345,539	6,604,645	—
Other	21,776	24,201	45,977	940,711	986,688	—
Total	¥249,200	¥281,701	¥530,901	¥115,143,749	¥115,674,650	¥20,540

At September 30, 2021:	1-3 months Past Due	Greater Than 3 months	Total Past Due	Current	Total Loans(1)	90 Days and Accruing
	(in millions)
Commercial
Domestic	¥8,314	¥10,101	¥18,415	¥52,941,972	¥52,960,387	¥3,956
Foreign	9,966	15,288	25,254	30,012,633	30,037,887	—
Residential	36,733	17,456	54,189	12,914,794	12,968,983	4,899
Card	2,330	27,037	29,367	438,953	468,320	—
MUAH	46,954	19,925	66,879	8,635,025	8,701,904	3,202
Krungsri	130,628	121,735	252,363	6,316,508	6,568,871	—
Other	23,232	21,867	45,099	952,825	997,924	—
Total	¥258,157	¥233,409	¥491,566	¥112,212,710	¥112,704,276	¥12,057

Note:
(1)Total loans in the above table do not include loans held for sale and represent balances without adjustments in relation to unearned income, unamortized premiums and deferred loan fees. These loans include loans in transferred business of MUFG Union Bank of ¥6,378,200 million at September 30, 2021. See Note 2 for more information.

Changes in Allowance for Credit Losses by Portfolio Segment	Changes in the allowance for credit losses of loans by portfolio segment for the six months ended September 30, 2020 and 2021 are shown below:

Six months ended September 30, 2020:	Commercial	Residential	Card	MUAH	Krungsri	Other	Total
	(in millions)
Allowance for credit losses:
Balance at beginning of period	¥482,275	¥34,746	¥35,180	¥58,995	¥169,626	¥28,718	¥809,540
Effect of adopting new guidance on measurement of credit losses on financial instruments(1)	83,828	49,494	14,262	25,037	118,333	32,750	323,704
Provision for (reversal of) credit losses	37,154	(947)	8,822	89,812	47,529	27,436	209,806
Charge-offs	34,833	997	11,230	17,453	44,882	25,795	135,190
Recoveries collected	3,362	7	486	1,749	11,405	2,528	19,537

Net charge-offs	31,471	990	10,744	15,704	33,477	23,267	115,653
Other(2)	(3,968)	—	—	(1,757)	(10,860)	(2,277)	(18,862)

Balance at end of period	¥567,818	¥82,303	¥47,520	¥156,383	¥291,151	¥63,360	¥1,208,535

Six months ended September 30, 2021:	Commercial	Residential	Card	MUAH	Krungsri	Other	Total
	(in millions)
Allowance for credit losses:
Balance at beginning of period	¥734,577	¥82,893	¥44,217	¥131,755	¥293,396	¥61,553	¥1,348,391
Provision for (reversal of) credit losses	(36,415)	(6,943)	7,595	(38,568)	42,836	20,657	(10,838)
Charge-offs	36,033	1,399	8,704	9,459	46,405	30,040	132,040
Recoveries collected	6,360	10	691	3,335	11,741	5,593	27,730

Net charge-offs	29,673	1,389	8,013	6,124	34,664	24,447	104,310
Less: Loans in transferred business of MUFG Union Bank(3)	—	—	—	(72,098)	—	—	(72,098)
Other(2)	(17)	—	—	7,815	(141)	2,656	10,313

Balance at end of period	¥668,472	¥74,561	¥43,799	¥22,780	¥301,427	¥60,419	¥1,171,458

Notes:	(1)See Note 1 to the consolidated financial statements for the fiscal year ended March 31, 2021 for more information.
(2)Other is principally comprised of gains or losses from foreign exchange translation.

(3) Represents allowance for credit losses relating to loans in transferred business of MUFG Union Bank, which is included in Other assets in the accompanying condensed consolidated balance sheets at September 30, 2021. See Note 2 for more information.